Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum payments under capital leases

Years Ending December 31,	Capital Lease Obligations
2012	$3,396
2013	2,944
2014	2,848
2015	2,840
2016	3,045
Thereafter	13,071
28,144
Less portion representing interest	9,068
Present value of future minimum payments	19,076
Less current portion	1,740
Long-term obligations	$17,336

Schedule of future minimum payments under operating leases

Years Ending December 31,	Operating Leases
2012	$3,482
2013	3,292
2014	3,254
2015	3,265
2016	3,060
Thereafter	8,110
Total minimum lease payments	$24,463

Schedule of amounts of purchase commitments by year

Purchase Commitment
2012	$18,500
2013	18,500
2014	—
Total future purchase commitments	$37,000